Interest Rate Swap (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Total, Notional Amount	$ 263,431
Total, Fair Value	(565)
Notional Amount	263,431
Total designated as hedges, Fair Value	(565)
Effective Date	Mar. 15, 2012
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Notional Amount	201,731	[1]
Total designated as hedges, Fair Value	(478)	[1]
Date Opened	Mar. 31, 2012	[1]
Effective Date	Mar. 31, 2012	[1],[2]
Maturity	Mar. 31, 2016	[1]
We Pay	0.6325%	[1]
We Receive	1-Month LIBOR	[1]
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Notional Amount	61,700	[1]
Total designated as hedges, Fair Value	$ (87)	[1]
Date Opened	May 30, 2012	[1]
Effective Date	May 30, 2012	[1],[2]
Maturity	May 30, 2016	[1]
We Pay	0.607%	[1]
We Receive	1-Month LIBOR	[1]

[1]	Projected net settlements for the next twelve months total approximately $401 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $849 and $565 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and six months ended June 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and six months ended June 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.
[2]	The effective date of the swap is the date from which monthly settlements begin to be computed.